Financial Instruments - Fair Values (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Financial Instruments [Abstract]
Cash and cash equivalents - Carrying Amount	$ 250,408	$ 187,777	$ 253,927	$ 289,676
Restricted cash - Carrying Amount	7,750	9,996
Investments - Carrying Amount	1,000	1,000
Debt - Carrying amount	(1,838,987)	(1,766,043)
Cash and cash equivalents - Fair Value	250,408	187,777
Restricted cash - Fair value	7,750	9,996
Investments - Fair Value	1,000	1,000
Debt - Fair Value	$ (1,838,817)	$ (1,765,726)